Financial Risks - Schedule of Credit Risk Concentration - Credit Rating (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	€ 29,511	€ 32,906
AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	9,934	10,040
A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	20,587	22,520
BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	21,670	20,646
BB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,638	1,842
B [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,207	1,273
CCC or lower [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,621	1,828
Assets not rated [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,391	98
A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	87,560	91,153
Government bonds [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	20,479	21,855
Government bonds [member] | AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	4,949	5,462
Government bonds [member] | A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	614	311
Government bonds [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	961	1,198
Government bonds [member] | BB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	215	269
Government bonds [member] | B [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	136	152
Government bonds [member] | CCC or lower [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1	2
Government bonds [member] | A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	27,356	29,249
Corporate bonds [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	772	792
Corporate bonds [member] | AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	3,264	2,879
Corporate bonds [member] | A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	18,482	20,765
Corporate bonds [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	20,360	19,045
Corporate bonds [member] | BB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,279	1,395
Corporate bonds [member] | B [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,003	1,011
Corporate bonds [member] | CCC or lower [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	302	309
Corporate bonds [member] | Assets not rated [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		3
Corporate bonds [member] | A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	45,462	46,199
RMBs CMBSs ABSs [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	6,505	7,102
RMBs CMBSs ABSs [member] | AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,721	1,700
RMBs CMBSs ABSs [member] | A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,490	1,443
RMBs CMBSs ABSs [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	349	396
RMBs CMBSs ABSs [member] | BB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	144	178
RMBs CMBSs ABSs [member] | B [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	69	111
RMBs CMBSs ABSs [member] | CCC or lower [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,318	1,516
RMBs CMBSs ABSs [member] | A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	11,596	12,446
Other credit grades [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,753	3,157
Other credit grades [member] | A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1
Other credit grades [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1	6
Other credit grades [member] | Assets not rated [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,391	95
Other credit grades [member] | A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	€ 3,147	€ 3,258